General (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
General [Abstract]
Increase credit lines				$ 2,000,000
Incurred losses		$ 10,982,000		5,251,000
Negative cash flows from operations	$ 5,194,000	7,768,000		2,726,000
Accumulated deficit		33,402,000
Cash on hand	1,386,000	6,016,000
Restricted cash	4,457,000	2,375
Incurred losses	4,355,000	10,982,000
Accumulated deficit	$ (37,757,000) [1]	$ (33,402,000)	[1]	$ (22,420,000)

[1]	Adjusted to reflect reverse stock split, see note 3(f).